Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Cash flows from operating activities
Net earnings (loss) for the year	$ (2,480)	$ (12,254)	$ 851
Add (deduct) items not affecting cash
Stock-based compensation costs	1,831	1,748	1,477
Depreciation and amortization	14,481	15,771	7,191
Gain on disposal of capital assets (note 4)	(1,732)	0	0
Writeoff of capital assets	1,386	592	0
Change in fair value of cash contingent consideration	0	(670)	(383)
Deferred revenue	10,477	1,998	1,723
Deferred income taxes	(2,103)	1,368	1,054
Share in net loss of an associate	0	2,080	0
Gain on deemed disposal of the investment in an associate	0	(2,080)	0
Changes in foreign exchange gain/loss	(46)	(181)	1,096
Cash flows from operations before changes in working capital	21,814	8,372	13,009
Changes in non-cash operating items
Accounts receivable	(4,786)	7,275	3,955
Income taxes and tax credits	1,536	86	(2,386)
Inventories	(134)	(1,020)	911
Prepaid expenses	(1,307)	57	(918)
Other assets	(1,459)	(1,311)	(121)
Accounts payable and accrued liabilities and provisions	3,184	1,033	(1,745)
Other liabilities	(1,606)	(122)	165
Net cash flows from operating activities	17,242	14,370	12,870
Cash flows from investing activities
Additions to short-term investments	(1,879)	(1,550)	(2,910)
Proceeds from disposal and maturity of short-term investments	1,168	234	6,374
Purchases of capital assets (notes 8 and 9)	(7,498)	(10,452)	(7,175)
Proceeds from disposal of capital assets (note 4)	3,318	0	0
Investment in an associate (note 3)	0	(12,530)	0
Business combinations, net of cash acquired (note 3)	0	(19,600)	(12,792)
Net cash flows from investing activities	(4,891)	(43,898)	(16,503)
Cash flows from financing activities
Bank loan	(5,195)
Bank loan		11,061	0
Repayment of long-term debt	(2,817)	(1,688)	(1,480)
Redemption of share capital (note 14)	(312)	0	0
Other liabilities	0	(1,449)	0
Acquisition of non-controlling interest (note 3)	0	(3,657)	0
Net cash flows from financing activities	(8,324)	4,267	(1,480)
Effect of foreign exchange rate changes on cash	(267)	(416)	340
Change in cash	3,760	(25,677)	(4,773)
Cash - Beginning of year	12,758	38,435	43,208
Cash - End of year	16,518	12,758	38,435
Supplementary information
Income taxes paid	$ 2,577	$ 2,376	$ 2,866